Federated Corporate Bond Strategy Portfolio, Federated High-Yield Strategy Portfolio, Federated International Bond Strategy Portfolio, Federated International Dividend Strategy Portfolio, Federated Managed Volatility Strategy Portfolio and Federated Mortgage Strategy Portfolio (“Funds”)

Portfolios of Federated Managed Pool Series

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above named Funds. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds filed pursuant to Rule 497(e) on August 20, 2015, Accession Number 0001623632-15-001245. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete Prospectuses for the Funds as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE